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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.): [ ]  is a restatement.
                                    [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Hennessy Advisors, Inc.
Address:  The Courtyard Square
          750 Grant Avenue
          Suite 100
          Novato, CA  94945

Form 13F File Number:  028-06715

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Teresa M. Nilsen
Title:    Executive Vice President and Chief Financial Officer
Phone:    (415) 899-1555

Signature, Place, and Date of Signing:

/s/ Teresa M. Nilsen                    Novato, CA                     1/16/03
--------------------------------------------------------------------------------
Teresa M. Nilsen                                                         Date


Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                           0
                                                     ---------

Form 13F Information Table Entry Total:                    107
                                                     ---------

Form 13F Information Table Value Total:              $ 482,663
                                                     ---------
                                                    (thousands)


List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                     FORM 13F INFORMATION TABLE

                                              Name of Reporting Manager: Hennessy Funds
      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:        Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers     Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other              Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------
1-800-FLOWERS.COM INC     COM      68243Q106     3,543   566,900    SH       SOLE                               566,900
------------------------------------------------------------------------------------------------------------------------------------
AEGON NV ADR              ADR      007924103       461    35,943    SH       SOLE                                35,943
------------------------------------------------------------------------------------------------------------------------------------
AIRGAS, INC.              COM      009363102    10,790   625,500    SH       SOLE                               625,500
------------------------------------------------------------------------------------------------------------------------------------
ALBERTSON'S INC           COM      013104104       352    15,800    SH       SOLE                                15,800
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE GAMING CORP      COM      01859P609    11,516   676,200    SH       SOLE                               676,200
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN WOODMARK CORP    COM      030506109     7,766   163,500    SH       SOLE                               163,500
------------------------------------------------------------------------------------------------------------------------------------
AMERISTAR CASINOS INC     COM      03070Q101     5,065   359,200    SH       SOLE                               359,200
------------------------------------------------------------------------------------------------------------------------------------
AMSOUTH BANCORP           COM      032165102       357    18,600    SH       SOLE                                18,600
------------------------------------------------------------------------------------------------------------------------------------
AON CORPORATION           ADR      037389103       353    18,700    SH       SOLE                                18,700
------------------------------------------------------------------------------------------------------------------------------------
APOGEE ENTERPRISES INC    COM      037598109     5,606   626,300    SH       SOLE                               626,300
------------------------------------------------------------------------------------------------------------------------------------
ARGOSY GAMING CO          COM      040228108     5,524   291,800    SH       SOLE                               291,800
------------------------------------------------------------------------------------------------------------------------------------
AUTONATION INC            COM      05329W102     9,433   751,000    SH       SOLE                               751,000
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORP      COM      060505104     1,175    16,896    SH       SOLE                                16,896
------------------------------------------------------------------------------------------------------------------------------------
BB&T CORPORATION          COM      054937107       344     9,300    SH       SOLE                                 9,300
------------------------------------------------------------------------------------------------------------------------------------
BCE INC                   ADR      05534B109       344    19,100    SH       SOLE                                19,100
------------------------------------------------------------------------------------------------------------------------------------
Bellsouth Corporation     COM      079860102       239     9,249    SH       SOLE                                 9,249
------------------------------------------------------------------------------------------------------------------------------------
BEMIS COMPANY             COM      081437105     9,420   189,800    SH       SOLE                               189,800
------------------------------------------------------------------------------------------------------------------------------------
BERKLEY W R CORP          COM      084423102    10,794   272,500    SH       SOLE                               272,500
------------------------------------------------------------------------------------------------------------------------------------
BEST BUY CO INC           COM      086516101     4,754   196,850    SH       SOLE                               196,850
------------------------------------------------------------------------------------------------------------------------------------
Bp Amoco Plc Adr          ADR      055622104       700    17,216    SH       SOLE                                17,216
------------------------------------------------------------------------------------------------------------------------------------
BRISTOL-MEYER/SQUIBB      COM      110122108       310    13,400    SH       SOLE                                13,400
------------------------------------------------------------------------------------------------------------------------------------
CARMAX INC                COM      143130102     8,005   447,700    SH       SOLE                               447,700
------------------------------------------------------------------------------------------------------------------------------------
CATERPILLAR INC           COM      149123101     1,439    31,475    SH       SOLE                                31,475
------------------------------------------------------------------------------------------------------------------------------------
CDW COMPUTER CENTERS      COM      125129106     7,279   166,000    SH       SOLE                               166,000
------------------------------------------------------------------------------------------------------------------------------------

                                                     FORM 13F INFORMATION TABLE

                                              Name of Reporting Manager: Hennessy Funds
      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:        Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers     Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other              Sole     Shared None
------------------------------------------------------------------------------------------------------------------------------------
CEMEX SA -SPONS ADR
 PART CER                 ADR      151290889       333    15,500    SH       SOLE                                15,500
------------------------------------------------------------------------------------------------------------------------------------
Chevrontexaco Corp        COM      166764100     1,721    25,883    SH       SOLE                                25,883
------------------------------------------------------------------------------------------------------------------------------------
CONAGRA FOODS INC         COM      205887102       360    14,400    SH       SOLE                                14,400
------------------------------------------------------------------------------------------------------------------------------------
CONOCOPHILLIPS            COM      20825C104       339     7,000    SH       SOLE                                 7,000
------------------------------------------------------------------------------------------------------------------------------------
D & K HEALTHCARE
 RESOURCES,I              COM      232861104     3,491   340,900    SH       SOLE                               340,900
------------------------------------------------------------------------------------------------------------------------------------
D.R. HORTON INC           COM      23331A109     7,743   446,300    SH       SOLE                               446,300
------------------------------------------------------------------------------------------------------------------------------------
DARDEEN RESAURANTS        COM      237194105     7,836   383,200    SH       SOLE                               383,200
------------------------------------------------------------------------------------------------------------------------------------
DAVITA INC                COM      23918K108    10,537   427,100    SH       SOLE                               427,100
------------------------------------------------------------------------------------------------------------------------------------
DEAN FOODS CO             COM      242370104    10,670   287,600    SH       SOLE                               287,600
------------------------------------------------------------------------------------------------------------------------------------
Delphi Automotive System  COM      247126105       348    43,230    SH       SOLE                                43,230
------------------------------------------------------------------------------------------------------------------------------------
DOW CHEMICAL              COM      260543103       383    12,900    SH       SOLE                                12,900
------------------------------------------------------------------------------------------------------------------------------------
DUPONT DE NEMOURS & CO    COM      263534109     1,451    34,225    SH       SOLE                                34,225
------------------------------------------------------------------------------------------------------------------------------------
EASTMAN KODAK             COM      277461109     1,676    47,825    SH       SOLE                                47,825
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC DATA SYSTEMS
 CORP                     COM      285661104       393    21,300    SH       SOLE                                21,300
------------------------------------------------------------------------------------------------------------------------------------
EMCOR GROUP INC           COM      29084Q100    10,830   204,300    SH       SOLE                               204,300
------------------------------------------------------------------------------------------------------------------------------------
Emerson Electric          COM      291011104     1,391    27,350    SH       SOLE                                27,350
------------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corporation   COM      30231g102       932    26,685    SH       SOLE                                26,685
------------------------------------------------------------------------------------------------------------------------------------
FLEET BOSTON FINANCIAL
 CORP                     COM      339030108       343    14,100    SH       SOLE                                14,100
------------------------------------------------------------------------------------------------------------------------------------
FORD MOTOR CO             COM      345370860       347    37,266    SH       SOLE                                37,266
------------------------------------------------------------------------------------------------------------------------------------
FREDS INC CL A            COM      356108100     8,491   330,400    SH       SOLE                               330,400
------------------------------------------------------------------------------------------------------------------------------------
GENERAL ELECTRIC          COM      369604103       569    23,363    SH       SOLE                                23,363
------------------------------------------------------------------------------------------------------------------------------------
General Motors Corp       COM      370442105     1,281    34,748    SH       SOLE                                34,748
------------------------------------------------------------------------------------------------------------------------------------
GLAXOSMITHKLINE PLC
 SPONS AD                 ADR      37733W105       356     9,500    SH       SOLE                                 9,500
------------------------------------------------------------------------------------------------------------------------------------
GTECH HOLDINGS CORP    .  COM      400518106    12,350   443,300    SH       SOLE                               443,300
----------------------------------------------------------------------------------------------------------------------------------

                                                     FORM 13F INFORMATION TABLE

                                              Name of Reporting Manager: Hennessy Funds
      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:        Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers     Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other              Sole     Shared None
------------------------------------------------------------------------------------------------------------------------------------
H J HEINZ CO              COM      423074103       332    10,100    SH       SOLE                                10,100
------------------------------------------------------------------------------------------------------------------------------------
Hennessy Advisors Inc     COM      425885100     9,372   851,962    SH       SOLE                               851,962
------------------------------------------------------------------------------------------------------------------------------------
HONEYWELL INTERNATIONAL
 INC                      COM      438516106       847    35,273    SH       SOLE                                35,273
------------------------------------------------------------------------------------------------------------------------------------
HOVANIAN ENTERPRISES
 INC CL-                  COM      442487203    14,366   453,200    SH       SOLE                               453,200
------------------------------------------------------------------------------------------------------------------------------------
HSBC HOLDINGS PLC-SPONS
 ADR                      ADR      404280406       341     6,200    SH       SOLE                                 6,200
------------------------------------------------------------------------------------------------------------------------------------
INTER TEL INC             COM      458372109    10,342   494,600    SH       SOLE                               494,600
------------------------------------------------------------------------------------------------------------------------------------
INTERGRAPH                COM      458683109    11,867   668,200    SH       SOLE                               668,200
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL PAPER       COM      460146103       729    20,847    SH       SOLE                                20,847
------------------------------------------------------------------------------------------------------------------------------------
JP MORGAN CHASE &
 COMPANY                  COM      46625H100     1,400    58,345    SH       SOLE                                58,345
------------------------------------------------------------------------------------------------------------------------------------
KELLOGG CO                COM      487836108       360    10,500    SH       SOLE                                10,500
------------------------------------------------------------------------------------------------------------------------------------
MARATHON OIL CORP         COM      565849106       351    16,500    SH       SOLE                                16,500
------------------------------------------------------------------------------------------------------------------------------------
MAY DEPT STORES           COM      577778103       345    15,000    SH       SOLE                                15,000
------------------------------------------------------------------------------------------------------------------------------------
MEADWESTVACO CORP         COM      583334107       381    15,400    SH       SOLE                                15,400
------------------------------------------------------------------------------------------------------------------------------------
MERCK & CO                COM      589331107     1,082    19,115    SH       SOLE                                19,115
------------------------------------------------------------------------------------------------------------------------------------
MICHAELS STORES           COM      594087108     9,280   296,500    SH       SOLE                               296,500
------------------------------------------------------------------------------------------------------------------------------------
MIM CORP                  COM      553044108     3,040   524,100    SH       SOLE                               524,100
------------------------------------------------------------------------------------------------------------------------------------
MOHAWK INDUSTRIES         COM      608190104     9,738   171,000    SH       SOLE                               171,000
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL CITY
 CORPORATION              COM      635405103       352    12,900    SH       SOLE                                12,900
------------------------------------------------------------------------------------------------------------------------------------
NVR, INC.                 COM      62944T105    15,526    47,700    SH       SOLE                                47,700
------------------------------------------------------------------------------------------------------------------------------------
OCCIDENTAL PETROLEUM      COM      674599105       358    12,600    SH       SOLE                                12,600
------------------------------------------------------------------------------------------------------------------------------------
OHIO CASUALTY CORP        COM      677240103     7,563   584,000    SH       SOLE                               584,000
------------------------------------------------------------------------------------------------------------------------------------
PACTIV CORPORATION        COM      695257105    11,385   520,800    SH       SOLE                               520,800
------------------------------------------------------------------------------------------------------------------------------------
PENN NATIONAL GAMING INC  COM      707569109    10,544   664,800    SH       SOLE                               664,800
------------------------------------------------------------------------------------------------------------------------------------
PEP BOYS-MANNY, MO, JACK  COM      713278109     6,953   599,400    SH       SOLE                               599,400
------------------------------------------------------------------------------------------------------------------------------------

                                                     FORM 13F INFORMATION TABLE

                                              Name of Reporting Manager: Hennessy Funds
      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:        Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers     Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other              Sole     Shared None
------------------------------------------------------------------------------------------------------------------------------------
PHILIP MORRIS CO INC      COM      718154107     1,382    34,098    SH       SOLE                                34,098
------------------------------------------------------------------------------------------------------------------------------------
PITNEY BOWES INC          COM      724479100       336    10,300    SH       SOLE                                10,300
------------------------------------------------------------------------------------------------------------------------------------
PNC FINANCIAL SERVICES
 GROUP                    COM      693475105       360     8,600    SH       SOLE                                 8,600
------------------------------------------------------------------------------------------------------------------------------------
PROGRESSIVE CORP          COM      743315103     9,842   198,300    SH       SOLE                               198,300
------------------------------------------------------------------------------------------------------------------------------------
REGIONS FINANCIAL
 CORPORATIO               COM      758940100       350    10,500    SH       SOLE                                10,500
------------------------------------------------------------------------------------------------------------------------------------
REGIS CORP                COM      758932107     9,520   366,300    SH       SOLE                               366,300
------------------------------------------------------------------------------------------------------------------------------------
REX STORES CORPORATION    COM      761624105     4,422   433,100    SH       SOLE                               433,100
------------------------------------------------------------------------------------------------------------------------------------
ROCKWELL INTL CORP        COM      773903109       360    17,372    SH       SOLE                                17,372
------------------------------------------------------------------------------------------------------------------------------------
ROSS STORES INC           COM      778296103    11,903   280,800    SH       SOLE                               280,800
------------------------------------------------------------------------------------------------------------------------------------
ROYAL DUTCH PETROLEUM
 ADR                      ADR      780257804       391     8,872    SH       SOLE                                 8,872
------------------------------------------------------------------------------------------------------------------------------------
RPM INC OHIO              COM      749685103     9,521   623,100    SH       SOLE                               623,100
------------------------------------------------------------------------------------------------------------------------------------
RYAN'S FAMILY STEAK
 HOUSE                    COM      783519101     7,005   617,150    SH       SOLE                               617,150
------------------------------------------------------------------------------------------------------------------------------------
RYLAND GROUP INC          COM      783764103     8,828   264,700    SH       SOLE                               264,700
------------------------------------------------------------------------------------------------------------------------------------
SBC COMMUNICATIONS, INC.  COM      78387G103     1,923    70,935    SH       SOLE                                70,935
------------------------------------------------------------------------------------------------------------------------------------
Sears Roebuck & Co        COM      812387108       328    13,700    SH       SOLE                                13,700
------------------------------------------------------------------------------------------------------------------------------------
SHELL TRANSPORT &
  TRADING AD              ADR      822703609       362     9,300    SH       SOLE                                 9,300
------------------------------------------------------------------------------------------------------------------------------------
SILGAN HOLDINGS CORP.     COM      827048109     9,196   372,600    SH       SOLE                               372,600
------------------------------------------------------------------------------------------------------------------------------------
SMITHFIELD FOODS, INC.    COM      832248108     8,370   421,900    SH       SOLE                               421,900
------------------------------------------------------------------------------------------------------------------------------------
SPRINT CORPORATION
 COMMON                   COM      852061100       349    24,100    SH       SOLE                                24,100
------------------------------------------------------------------------------------------------------------------------------------
STORAGE TECHNOLOGY CORP   COM      862111200     9,116   425,600    SH       SOLE                               425,600
------------------------------------------------------------------------------------------------------------------------------------
TRACTOR SUPPLY COMPANY    COM      892356106    19,289   513,000    SH       SOLE                               513,000
------------------------------------------------------------------------------------------------------------------------------------
U G I Corporation New     COM      902681105       209     5,600    SH       SOLE                                 5,600
------------------------------------------------------------------------------------------------------------------------------------
UNION PLANTERS CORP       COM      908068109       349    12,400    SH       SOLE                                12,400
------------------------------------------------------------------------------------------------------------------------------------
UNUMPROVIDENT CORP        COM      91529Y106       367    20,900    SH       SOLE                                20,900
------------------------------------------------------------------------------------------------------------------------------------

                                                     FORM 13F INFORMATION TABLE

                                              Name of Reporting Manager: Hennessy Funds
      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:        Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers     Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other              Sole     Shared None
------------------------------------------------------------------------------------------------------------------------------------
URBAN OUTFITTERS INC      COM      917047102     8,917     378,300  SH       SOLE                                 378,300
------------------------------------------------------------------------------------------------------------------------------------
US BANCORP                COM      902973304       350      16,500  SH       SOLE                                  16,500
------------------------------------------------------------------------------------------------------------------------------------
VERIZON COMMUNICATIONS    COM      92343V104     1,029      26,551  SH       SOLE                                  26,551
------------------------------------------------------------------------------------------------------------------------------------
Washington Mutual Inc     COM      939322103       350      10,150  SH       SOLE                                  10,150
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co New      COM      949746101       876      18,690  SH       SOLE                                  18,690
------------------------------------------------------------------------------------------------------------------------------------
Westamerica Bancorp       COM      957090103       507      12,611  SH       SOLE                                  12,611
------------------------------------------------------------------------------------------------------------------------------------
WESTERN DIGITAL CORP      COM      958102105     9,136   1,429,800  SH       SOLE                               1,429,800
------------------------------------------------------------------------------------------------------------------------------------
WEYERHAEUSER CO           COM      962166104       369       7,500  SH       SOLE                                   7,500
------------------------------------------------------------------------------------------------------------------------------------
WHOLE FOODS MARKET INC.   COM      966837106    11,680     221,500  SH       SOLE                                 221,500
------------------------------------------------------------------------------------------------------------------------------------
WINNEBAGO INDUSTRIES      COM      974637100     9,968     254,100  SH       SOLE                                 254,100
------------------------------------------------------------------------------------------------------------------------------------
YUM! BRANDS INC           COM      988498101     8,809     363,700  SH       SOLE                                 363,700
------------------------------------------------------------------------------------------------------------------------------------
                                   TOTAL                                       482,663